Segment reporting - Consolidated total assets (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment reporting
Goodwill	¥ 26,550,297	$ 3,913,030	¥ 26,550,297
Current assets	95,881,631	14,131,204	87,901,364
TOTAL ASSETS	235,715,086	34,740,106	¥ 143,950,765	¥ 85,237,144
Operating Segment
Segment reporting
Long-Lived Assets	113,283,158	16,695,872		19,524,399
Goodwill	26,550,297	3,913,030		26,550,297
Current assets	43,281,771	6,378,944		36,817,635
Corporate Non Segment
Segment reporting
Current assets	52,599,860	$ 7,752,260		2,344,813
Adult education supporting services | Operating Segment
Segment reporting
Long-Lived Assets	6,685,101			7,600,769
Goodwill	4,152,740			13,318,789
Current assets	11,436,157			25,425,006
Safety technology training services | Operating Segment
Segment reporting
Long-Lived Assets	77,828,875			442,498
Goodwill	13,923,883			5,587,375
Current assets	6,533,609			11,392,629
Online course services | Operating Segment
Segment reporting
Long-Lived Assets	28,769,182			11,481,132
Goodwill	7,693,654			¥ 7,644,133
Current assets	25,070,945
Customized equipment sales | Operating Segment
Segment reporting
Goodwill	780,020
Current assets	¥ 241,060